JOHN HANCOCK FUNDS II

601 Congress Street

Boston, Massachusetts 02210

June 15, 2018

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	John Hancock Funds II (the “Trust”) U.S. Growth Fund File Nos. 333-126293; 811-21779

Ladies and Gentlemen:

On behalf of the Trust, transmitted for filing pursuant to Rule 497 under the Securities Act of 1933, as amended, are exhibits containing interactive data format risk/return summary information for the Fund.

The interactive data files included as exhibits to this filing mirror the risk/return summary information in the prospectus supplements filed with the Securities and Exchange Commission on June 1, 2018 on behalf of the Fund pursuant to Rule 497(e) (Accession No. 0001133228-18-003457), which is incorporated by reference into this Rule 497 Document.

If you have any questions or comments, please call me at 617-663-4311.

Sincerely,

/s/ Thomas Dee

Thomas Dee

Assistant Secretary

Exhibit Index

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document

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